LVIP T. Rowe Price Growth Stock Fund
Schedule of Investments
September 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–94.08%
Aerospace & Defense–0.70%
†Airbus	98,706	$ 13,086,032
		13,086,032
Air Freight & Logistics–0.71%
FedEx	60,023	13,162,444
		13,162,444
Airlines–0.23%
†Southwest Airlines	81,657	4,199,620
		4,199,620
Auto Components–0.08%
†Aptiv	10,060	1,498,638
		1,498,638
Automobiles–0.72%
Ferrari	64,066	13,397,482
		13,397,482
Biotechnology–0.38%
†Argenx ADR	11,699	3,533,098
†Incyte	49,992	3,438,450
		6,971,548
Capital Markets–1.45%
MarketAxess Holdings	6,701	2,819,044
MSCI	7,884	4,796,153
S&P Global	28,297	12,023,112
Tradeweb Markets Class A	41,041	3,315,292
†XP Class A	98,515	3,957,347
		26,910,948
Chemicals–0.08%
Linde	5,069	1,487,143
		1,487,143
Commercial Services & Supplies–0.65%
Cintas	31,858	12,127,066
		12,127,066
Consumer Finance–0.27%
†SoFi Technologies	314,168	4,988,988
		4,988,988
Diversified Telecommunication Services–0.00%
=†πMagic Leap Class A	4,690	55,815
		55,815
Electrical Equipment–0.61%
†Generac Holdings	27,660	11,303,812
		11,303,812
Electronic Equipment, Instruments & Components–1.00%
†Teledyne Technologies	34,986	15,029,286
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Zebra Technologies Class A	6,725	$ 3,466,199
		18,495,485
Entertainment–5.62%
†Netflix	63,094	38,508,792
†ROBLOX Class A	65,098	4,918,154
†Sea ADR	136,524	43,514,294
†Spotify Technology	77,485	17,460,470
		104,401,710
Health Care Equipment & Supplies–2.85%
†Align Technology	5,696	3,790,289
†Intuitive Surgical	27,684	27,522,048
Stryker	82,230	21,685,696
		52,998,033
Health Care Providers & Services–2.56%
Anthem	19,875	7,409,400
Cigna	35,030	7,011,605
HCA Healthcare	70,390	17,085,061
Humana	12,942	5,036,379
UnitedHealth Group	28,082	10,972,761
		47,515,206
Hotels, Restaurants & Leisure–2.86%
†Airbnb Class A	53,605	8,992,239
†Booking Holdings	5,026	11,931,070
†Chipotle Mexican Grill	6,902	12,544,523
†DraftKings Class A	104,349	5,025,448
†Las Vegas Sands	144,213	5,278,196
†Wynn Resorts	109,948	9,318,093
		53,089,569
Industrial Conglomerates–0.93%
Roper Technologies	38,553	17,199,650
		17,199,650
Insurance–0.05%
†Bright Health Group	104,709	854,425
		854,425
Interactive Media & Services–17.87%
†Alphabet Class A	29,960	80,098,659
†Alphabet Class C	25,533	68,053,360
†Facebook Class A	317,543	107,770,919
†IAC/InterActiveCorp	6,608	860,956
†Kuaishou Technology	20,500	218,790
†Match Group	88,101	13,830,976
†Pinterest Class A	135,297	6,893,382
†Snap Class A	563,712	41,641,406
Tencent Holdings	188,100	11,229,329
†Vimeo	35,206	1,034,000
		331,631,777
LVIP T. Rowe Price Growth Stock Fund–1

LVIP T. Rowe Price Growth Stock Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Internet & Direct Marketing Retail–11.85%
†Alibaba Group Holding ADR	50,520	$ 7,479,486
†Amazon.com	54,246	178,200,280
†Coupang	174,982	4,873,249
†Doordash Class A	64,781	13,343,590
†Farfetch Class A	189,865	7,116,140
=†πMaplebear dba Instacart	11,443	1,430,375
=†πMaplebear dba Instacart Non Voting	598	74,750
†Meituan Class B	130,800	4,175,322
†Pinduoduo ADR	35,397	3,209,446
		219,902,638
IT Services–8.75%
†Affirm Holdings	24,701	2,942,630
†Afterpay	160,593	13,951,523
†Fiserv	156,444	16,974,174
Global Payments	81,069	12,774,853
Mastercard Class A	81,533	28,347,393
†MongoDB	25,241	11,901,384
†PayPal Holdings	66,789	17,379,166
†Shopify Class A	6,353	8,613,270
†Snowflake Class A	10,982	3,321,286
†Square Class A	23,068	5,532,629
†StoneCo Class A	53,654	1,862,867
†Toast Class A	7,732	386,213
Visa Class A	172,406	38,403,437
		162,390,825
Life Sciences Tools & Services–0.48%
†Avantor	217,282	8,886,834
		8,886,834
Metals & Mining–0.04%
=†πCelonis	2,137	790,241
		790,241
Pharmaceuticals–1.74%
AstraZeneca ADR	175,860	10,562,152
Eli Lilly & Co.	94,444	21,821,286
		32,383,438
Professional Services–0.58%
TransUnion	95,239	10,696,292
		10,696,292
Road & Rail–0.25%
†πDidi Global	26,379	821,970
Norfolk Southern	15,949	3,815,798
		4,637,768
Semiconductors & Semiconductor Equipment–3.49%
†Advanced Micro Devices	135,977	13,992,033
ASML Holding	35,754	26,640,663
NVIDIA	59,770	12,381,953
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing ADR	105,927	$ 11,826,750
		64,841,399
Software–19.30%
=†πAnt International Class C	747,330	4,028,109
†Avalara	37,673	6,584,110
†Bill.Com Holdings	6,479	1,729,569
†Black Knight	110,304	7,941,888
†Ceridian HCM Holding	37,106	4,178,878
†Coupa Software	5,690	1,247,134
†Datadog Class A	65,744	9,292,914
=†πEpic Games	6,864	6,600,491
Intuit	73,960	39,902,160
Microsoft	613,085	172,840,923
†Paycom Software	9,342	4,631,297
†salesforce.com	93,961	25,484,102
†SentinelOne Class A	100,800	5,399,856
†ServiceNow	39,470	24,560,997
†Splunk	47,157	6,824,089
=†πStripe Class B	40,238	2,002,645
†Trade Desk Class A	84,186	5,918,276
†UiPath Class A	202,797	10,669,150
†Workday Class A	19,583	4,893,596
†Zoom Video Communications Class A	51,541	13,477,972
		358,208,156
Specialty Retail–1.60%
†Carvana	23,423	7,062,971
Ross Stores	207,368	22,572,007
		29,634,978
Technology Hardware, Storage & Peripherals–4.97%
Apple	652,483	92,326,345
		92,326,345
Textiles, Apparel & Luxury Goods–1.41%
†Lululemon Athletica	37,539	15,192,033
NIKE Class B	75,928	11,027,024
		26,219,057
Total Common Stock (Cost $679,852,649)		1,746,293,362
CONVERTIBLE PREFERRED STOCKS–5.75%
=†πAurora Innovation Series B	128,840	2,496,329
=†πCelonis Series D	5,578	2,062,689
=†πGm Cruise Holdings Class F	126,000	3,320,100
=†πGm Cruise Holdings Class G	70,430	1,855,831
=†πMaplebear dba Instacart Series A	1,767	220,875
=†πMaplebear dba Instacart Series G	23,366	2,920,750

LVIP T. Rowe Price Growth Stock Fund–2

LVIP T. Rowe Price Growth Stock Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
CONVERTIBLE PREFERRED STOCKS (continued)
=†πMaplebear dba Instacart Series I	3,541	$ 442,625
=†πNuro Series C	189,324	2,471,549
=†πRappi Series E	36,866	2,375,023
=†πRedwood Materials Series C	40,061	1,899,030
=†πRivian Automotive Series D	465,637	33,074,196
=†πRivian Automotive Series E	594,729	42,243,601
=†πRivian Automotive Series F	117,469	8,343,823
=†πSila Nano Series F	35,141	1,450,367
=†πWaymo Series A-2	17,257	1,582,847
=†πWeWork Companies Series E	11,666	86,830
Total Convertible Preferred Stocks (Cost $37,515,622)		106,846,465

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.22%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.03%)	4,046,511	$ 4,046,511
Total Money Market Fund (Cost $4,046,511)		4,046,511

TOTAL INVESTMENTS–100.05% (Cost $721,414,782)	1,857,186,338
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(960,108)
NET ASSETS APPLICABLE TO 26,685,804 SHARES OUTSTANDING–100.00%	$1,856,226,230

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2021, the aggregate value of restricted securities was $122,650,861, which represented 6.61% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

LVIP T. Rowe Price Growth Stock Fund–3

LVIP T. Rowe Price Growth Stock Fund
Schedule of Investments (continued)
Restricted Securities
Investment	Date of Acquisition	Cost	Value
Ant International Class C	6/7/2018	$4,192,521	$4,028,109
Aurora Innovation Series B	3/1/2019	1,190,520	2,496,329
Celonis	6/17/2021	790,241	790,241
Celonis Series D	6/17/2021	2,062,689	2,062,689
Didi Global	10/19/2015	723,476	821,970
Epic Games	6/18/2020	4,521,540	6,600,491
Gm Cruise Holdings Class F	5/8/2019	2,299,500	3,320,100
Gm Cruise Holdings Class G	1/20/2021	1,855,831	1,855,831
Magic Leap Class A	9/20/2021	2,280,091	55,815
Maplebear dba Instacart	8/7/2020	530,199	1,430,375
Maplebear dba Instacart Non Voting	8/7/2020	27,708	74,750
Maplebear dba Instacart Series A	11/18/2020	107,809	220,875
Maplebear dba Instacart Series G	7/2/2020	1,123,715	2,920,750
Maplebear dba Instacart Series I	2/25/2021	442,625	442,625
Nuro Series C	10/30/2020	2,471,549	2,471,549
Rappi Series E	9/8/2020	2,202,598	2,375,023
Redwood Materials Series C	5/28/2021	1,899,030	1,899,030
Rivian Automotive Series D	12/23/2019	5,002,804	33,074,196
Rivian Automotive Series E	7/10/2020	9,212,352	42,243,601
Rivian Automotive Series F	1/15/2021	4,328,733	8,343,823
Sila Nano Series F	1/7/2021	1,450,367	1,450,367
Stripe Class B	12/17/2019	631,334	2,002,645
Waymo Series A-2	5/8/2020	1,481,810	1,582,847
WeWork Companies Series E	6/23/2015	383,690	86,830
Total		$51,212,732	$122,650,861

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes.
LVIP T. Rowe Price Growth Stock Fund–4

LVIP T. Rowe Price Growth Stock Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP T. Rowe Price Growth Stock Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value by the Fund's Fair Valuation Committee, using methods approved by the Board, taking into account a review of information, assumptions and sub-adviser recommendations, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP T. Rowe Price Growth Stock Fund–5

LVIP T. Rowe Price Growth Stock Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$—	$13,086,032	$—	$13,086,032
Air Freight & Logistics	13,162,444	—	—	13,162,444
Airlines	4,199,620	—	—	4,199,620
Auto Components	1,498,638	—	—	1,498,638
Automobiles	13,397,482	—	—	13,397,482
Biotechnology	6,971,548	—	—	6,971,548
Capital Markets	26,910,948	—	—	26,910,948
Chemicals	1,487,143	—	—	1,487,143
Commercial Services & Supplies	12,127,066	—	—	12,127,066
Consumer Finance	4,988,988	—	—	4,988,988
Diversified Telecommunication Services	—	—	55,815	55,815
Electrical Equipment	11,303,812	—	—	11,303,812
Electronic Equipment, Instruments & Components	18,495,485	—	—	18,495,485
Entertainment	104,401,710	—	—	104,401,710
Health Care Equipment & Supplies	52,998,033	—	—	52,998,033
Health Care Providers & Services	47,515,206	—	—	47,515,206
Hotels, Restaurants & Leisure	53,089,569	—	—	53,089,569
Industrial Conglomerates	17,199,650	—	—	17,199,650
Insurance	854,425	—	—	854,425
Interactive Media & Services	320,183,658	11,448,119	—	331,631,777
Internet & Direct Marketing Retail	214,222,191	4,175,322	1,505,125	219,902,638
IT Services	148,439,302	13,951,523	—	162,390,825
Life Sciences Tools & Services	8,886,834	—	—	8,886,834
Metals & Mining	—	—	790,241	790,241
Pharmaceuticals	32,383,438	—	—	32,383,438
Professional Services	10,696,292	—	—	10,696,292
Road & Rail	3,815,798	821,970	—	4,637,768
Semiconductors & Semiconductor Equipment	64,841,399	—	—	64,841,399
Software	345,576,911	—	12,631,245	358,208,156
Specialty Retail	29,634,978	—	—	29,634,978
Technology Hardware, Storage & Peripherals	92,326,345	—	—	92,326,345
Textiles, Apparel & Luxury Goods	26,219,057	—	—	26,219,057
Convertible Preferred Stocks	—	—	106,846,465	106,846,465
Money Market Fund	4,046,511	—	—	4,046,511
Total Investments	$1,691,874,481	$43,482,966	$121,828,891	$1,857,186,338
During the period ended September 30, 2021, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at September 30, 2021, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP T. Rowe Price Growth Stock Fund–6

LVIP T. Rowe Price Growth Stock Fund
Notes (continued)
 2. Investments (continued)
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the period ended September 30, 2021.
Asset Type	Fair Value at September 30, 2021	Valuation Technique(s)	Unobservable Input	Range (Average)
Common Stock	$14,982,426	Recent Transaction	#	#
			Guaranteed Rate of Return	15% (N/A)
			Segment Based Price to Earnings Multiple (b)	9.5x-36.8x (N/A)
			Segment Based Price to Sales Multiple (b)	11.9x (N/A)
			Whole Company Price to Earnings Multiple (b)	18.1x (N/A)
			Discount for Lack of Marketability (a)	10% (N/A)
			Enterprise Value to Sales Multiple (b)	6.4x-7.5x (N/A)
			Enterprise Value to EBITDA Multiple (b)	22.0x-25.4x (N/A)
			Enterprise Value to Gross Profit Multiple (b)	36.0x-48.2x (N/A)
			Weighted Average Conversion Ratio (b)	1.6
Convertible Preferred Stock	$106,846,465	Recent Transaction	#	#
			Conversion Percentage	82.7% (N/A)
			Discount for Lack of Marketability (a)	5% (N/A)
			Deal Uncertainty Discount (a)	5% (N/A)
			Capital Conversion Reference Point	$55 Billion
			Conversion Ratio (b)	2.2
Total	$121,828,891
# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
(a) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Common Stock	Convertible Preferred Stock	Total
Balance as of 12/31/20	$6,325,296	$59,311,352	$65,636,648
Reclassifications	—	—	—
Purchases	4,711,122	14,510,824	19,221,946
Sales	(141,744)	(14,738,643)	(14,880,387)
Transfer In	7,133,105	1,633,646	8,766,751
Transfer Out	(1,633,646)	(7,133,105)	(8,766,751)
Accretion/(amortization)	—	—	—
Net realized gain (loss)	19	(61,552)	(61,533)
Net change in unrealized appreciation (depreciation)	(1,411,726)	53,323,943	51,912,217
Balance as of 09/30/21	$14,982,426	$106,846,465	$121,828,891
Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 09/30/21	$(525,216)	$65,494,671	$64,969,455
LVIP T. Rowe Price Growth Stock Fund–7